Financial risk management and derivative financial instruments - Disclosure of Short-term Deposits by Counterparty Credit Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Short-term deposits	$ 358
Money market funds	892	$ 35
Repurchase agreement collateral	321
AAA credit rating [member]
Disclosure of credit risk exposure [line items]
Money market funds	892
Repurchase agreement collateral	238
AA credit rating [member]
Disclosure of credit risk exposure [line items]
Repurchase agreement collateral	65
AA minus Credit Rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	98
Repurchase agreement collateral	18
A plus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	165
A credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	94
A minus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	$ 1